Retirement Benefit Plans - Movements in Present Value of Defined Benefit Obligation (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Remeasurement:
Actuarial loss arising from experience adjustments	$ 68.3	$ 1,413.8	$ 94.3
Actuarial loss arising from changes in demographic assumptions			277.4
Actuarial (gain) loss arising from changes in financial assumptions	571.3	(160.8)	(540.5)
Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Balance, beginning of year	17,484.0	16,585.5	16,980.3
Current service cost	139.1	134.3	145.3
Interest expense	304.0	120.8	66.7
Remeasurement:
Actuarial loss arising from experience adjustments	68.3	1,413.8	94.3
Actuarial loss arising from changes in demographic assumptions			277.4
Actuarial (gain) loss arising from changes in financial assumptions	571.3	(160.8)	(540.5)
Benefits paid from plan assets	(556.5)	(585.3)	(431.8)
Benefits paid directly by the Company	(15.1)	(24.3)	(6.2)
Balance, end of year	$ 17,995.1	$ 17,484.0	$ 16,585.5